Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares
Schedule of issuances of convertible redeemable preferred shares

		Original
		Issuance Price
		per Share
Name	Issuance Date	US$	Number of Shares
Series A Preferred Shares	August 22, 2014	$0.40	8,000,000
Series B Preferred Shares	January 16, 2015	$1.05	10,476,190
Series C-1 Preferred Shares	January 18, 2016	$2.00	1,030,126
Series C Preferred Shares	March 31, 2016	$3.88	4,902,554
Series D Preferred Shares	December 20, 2017 and January 9, 2018	$5.89-$6.20	9,750,676
Series D+ Preferred Shares	February 9, 2018 and February 28, 2018	$7.52	3,497,954
Series E Preferred Shares	August 23, 2018	$10.55-$11.72	6,164,979

Schedule of activities of convertible redeemable preferred shares

The Company’s Preferred Shares activities for the year ended December 31, 2019 are summarized below:

			Conversion
			of Preferred
			Shares to
		Accretions	ordinary
		of Preferred	shares upon
	Balance as	Shares to	the	Balance as of
	of January 1,	Redemption	completion	December 31,
	2019	value	of the IPO	2019
Series A Preferred Shares
Number of shares	8,000,000	—	(8,000,000)	—
Amount (RMB)	30,440	1,094	(31,534)	—
Series B Preferred Shares
Number of shares	10,476,190	—	(10,476,190)	—
Amount (RMB)	99,075	3,743	(102,818)	—
Series C-1 Preferred Shares
Number of shares	1,030,126	—	(1,030,126)	—
Amount (RMB)	17,769	628	(18,397)	—
Series C Preferred Shares
Number of shares	4,902,554	—	(4,902,554)	—
Amount (RMB)	161,101	5,544	(166,645)	—
Series D Preferred Shares
Number of shares	9,750,676	—	(9,750,676)	—
Amount (RMB)	422,035	15,618	(437,653)	—
Series D+ Preferred Shares
Number of shares	3,497,954	—	(3,497,954)	—
Amount (RMB)	178,035	6,688	(184,723)	—
Series E Preferred Shares
Number of shares	6,164,979	—	(6,164,979)	—
Amount (RMB)	487,494	16,904	(504,398)	—
Total number of Preferred Shares	43,822,479	—	(43,822,479)	—
Total amount of Preferred Shares (RMB)	1,395,949	50,219	(1,446,168)	—